THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated January 3, 2023, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective December 31, 2022, Kiran M. Patel has retired from the Board of Trustees of the Trusts. Additionally, effective January 1, 2023, Dana Smith became Treasurer and Chief Financial Officer of the Trusts. As such, the following changes are made to each SAI.
(1)
Board of Trustees and Officers Tables
(a)
Under the “Management of the Funds” section in the “Independent Trustees” table: all references to Kiran M. Patel are hereby deleted in their entirety.
(b)
Under the “Management of the Funds” section in the “Officers” table: the reference to Mark Fischer is hereby amended and the information for Dana Smith is appended to the table.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
OFFICERS
Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Chief Operating Officer (Dec. 2020-present) and Treasurer and Chief Financial Officer (Jan. 2016-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020-present) and Vice President (Oct. 2013-present), Charles Schwab Investment Management, Inc.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President (Mar. 2022-present) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.
(2)
Individual Trustee Qualifications
Under the “Individual Trustee Qualifications” header in the “Management of the Funds” section: all references to Kiran M. Patel are hereby deleted in their entirety.
(3)
Trustee Committees
Under the “Trustee Committees” header in the “Management of the Funds” section: the first bulleted item is revised to replace the third sentence with the following.
This Committee is comprised of at least three independent trustees and effective January 1, 2023, has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn.

(4)
Securities Beneficially Owned by Each Trustee
Under the “Management of the Funds” section in the “Securities Beneficially Owned by Each Trustee” table: all references to Kiran M. Patel are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG119961-00 (01/23)
00282132